Business Combination	9 Months Ended
Sep. 30, 2022
Reverse Recapitalization Disclosure Abstract
Business Combination

3. Business Combination

On July 21, 2022, ArcLight filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which ArcLight was domesticated and continued as a Delaware corporation (the “Domestication”). Pursuant to the Domestication, (i) each outstanding Class B ordinary share, par value $0.0001 per share of ArcLight was automatically converted, on a one-for-one basis, into a Class A ordinary share, par value $0.0001 per share (the “Class A ordinary shares”), of ArcLight; (ii) each issued and outstanding Class A ordinary share (including Class A ordinary shares resulting from the conversion of Class B ordinary shares into Class A ordinary shares) was automatically converted, on a one-for-one basis, into a share of the Company’s Class A common stock, par value $0.0001 per share; (iii) each issued and outstanding whole warrant to purchase Class A ordinary shares of ArcLight automatically converted into a warrant to acquire one share of the Company’s Class A common stock at an exercise price of $11.50 per share (“OPAL Warrant”); and (iv) each issued and outstanding unit of ArcLight that had not been previously separated into the underlying Class A ordinary shares of ArcLight and the underlying warrants of ArcLight upon the request of the holder thereof prior to the Domestication was cancelled and entitled the holder thereof to one share of the Company’s Class A common stock and one-half of one OPAL Warrant.

In connection with consummation of the Business Combination, the events summarized below, among others, occurred:

●	OPAL Fuels and its existing members caused OPAL Fuels’ existing limited liability company agreement to be amended and restated and in connection therewith, all of the common units of OPAL Fuels issued and outstanding immediately prior to the closing were re-classified into 144,399,037 Class B common units ( “Class B Units”) of OPAL Fuels. The Company accounts for these Class B units as Redeemable non-controlling interests in its condensed consolidated financial statements. Each Class B unit is paired with 1 non-economic share of Class D common stock issued by the Company.

●	ArcLight (i) contributed to OPAL Fuels $138,850 in cash net of transaction expenses of $9.7 million, representing the sum of cash in the trust account after giving effect to the exercise of redemption rights by any Arclight shareholders plus the aggregate proceeds of the PIPE investment received and (ii) issued to OPAL Fuels 144,399,037 shares of Class D common stock of the Company, par value $0.0001 per share; (ii) issued 11,080,600 shares of the Company’s Class A common stock to the PIPE investors at $10.0 per share, par value $0.0001 per share and (iii) issued 3,059,533 shares of the Company’s Class A common stock to ARCC Beacon LLC (“Ares”);

●	OPAL Fuels issued 25,671,390 Class A Units of OPAL Fuels to the Company; and

●	The Company contributed to OPAL Fuels, and OPAL Fuels in turn distributed to pre-closing members of OPAL Fuels, 144,399,037 shares of Class D common stock, par value $0.0001 per share (such shares of Class D common stock do not have any economic value but entitle the holder thereof to five votes per share).

Pursuant to a forward share purchase agreement (the “Forward Purchase Agreement”) entered into between ArcLight and Meteora and its affiliates (collectively, “Meteora”), prior to the closing of the Business Combination Meteora purchased 2,000,000 Class A common stock of ArcLight from shareholders who had previously tendered such shares for redemption but agreed to reverse their redemption and sell such shares to Meteora at the redemption price, resulting in Meteora holding a total of 2,000,000 Class A common stock, which Meteora agreed not to redeem in connection with the Business Combination. Additionally, ArcLight placed $20,040 in escrow at the closing of the Business Combination to secure its purchase obligation to repurchase these 2,000,000 shares at Meteora’s option for a price of $10.02 per share on the date that is six months after closing of the Business Combination. The cash plus earned interest is recorded as Restricted cash - current in the Company’s condensed consolidated balance sheet as of September 30, 2022. The put option written to Meteora on 2,000,000 shares of Class A common stock is recorded as a liability under Topic 480 Distinguishing Liabilities from Equity with the change in the fair market value recognized in the statement of operations. As of September 30, 2022, Meteora sold 340,000 shares. The fair value of the put option for the remaining 1,700,000 as of September 30, 2022 was estimated at $4,200. For the three and nine months ended September 30, 2022, the Company recorded a gain of $384 as change in fair value of derivative instruments, net in its Condensed Consolidated Statement of Operations.

Pursuant to the terms of the Sponsor Letter Agreement entered into on December 2, 2021 among ArcLight, ArcLight CTC Holdings II, L.P. (“Sponsor”), OPAL Fuels and certain other persons concurrently with the execution of the Business Combination Agreement (the “Sponsor Letter Agreement”), the Sponsor agreed to subject 10% of its Class A common stock (received as a result of the conversion of its ArcLight Class B ordinary shares immediately prior to the closing) to vesting and forfeiture conditions relating to VWAP targets for the Company’s Class A common stock sustained over a period of 60 months following the closing (“Sponsor Earnout Awards”). The Company accounted for the potential earnout shares as a liability at fair value with the change in the fair market value recognized in the statement of operations. The Sponsor Earnout Awards were classified as liability as their settlement terms contained certain variables that precluded them from being considered index to the Company’s common stock under the “fixed-for-fixed” requirement per ASC 815 Derivatives and Hedging. The fair value of Sponsor Earnout Awards as of September 30, 2022 was estimated at $4,600. For the three and nine months ended September 30, 2022, the Company recorded a gain of $1,100 as change in fair value of derivative instruments, net in its condensed consolidated statement of operations.

Effective immediately after the closing, and upon the date on which the Company’s annual adjusted EBITDA for the calendar year 2023 exceeds $238,000, (i) the Company will issue to OPAL Fuels equity holders (the “Earnout Participants”) an aggregate of 5,000,000 shares of the Company’s Class B common stock and Class D common stock and corresponding OPAL Fuels Common Units in accordance with the allocations set forth in the Business Combination Agreement. Additionally, upon the date on which the Company’s annual adjusted EBITDA for the calendar year 2024 exceeds $446,000, (i) the Company will issue to the Earnout Participants an aggregate of 5,000,000 additional shares of the Company’s Class B common stock and Class D common stock and corresponding OPAL Fuels Common Units in accordance with the allocations set forth in the Business Combination Agreement (“OPAL Earnout Awards”). OPAL Earnout Awards were classified as a liability under Topic 480 Distinguishing Liabilities from Equity because they are considered indexed to an obligation to repurchase shares by delivering cash or other assets as a result of certain settlement provisions. The fair value of OPAL Earnout Awards as of September 30, 2022 was estimated at $34,900. For the three and nine months ended September 30, 2022, the Company recorded a gain of $5,300 as change in fair value of derivative instruments,net in its condensed consolidated statements of operations.

Upon the completion of the business combination, the Company assumed the Public Warrants and Private Warrants. As of September 30, 2022, the Company had 6,223,261 and 9,223,261 Public Warrants and Private Warrants outstanding, respectively.

The Public Warrants will become exercisable 30 days after the completion of a Business Combination; provided that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permit holders to exercise their warrants on a cashless basis under certain circumstances). The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. The fair value of the Public Warrants as of September 30, 2022 was estimated at $9,024. For the three and nine months ended September 30, 2022, the Company recorded an expense of $3,578 as change in fair value of derivative instruments, net in its condensed consolidated statements of operations.

The Private Warrants are identical to the Public Warrants underlying the units sold in the Initial Public Offering, except that the Private Warrants and the Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by someone other than the Initial Shareholders or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. The fair value of the Private Warrants as of September 30, 2022 was estimated at $13,388. For the three and nine months ended September 30, 2022, the Company recorded an expense of $5,309 as change in fair value of derivative instruments, net in its condensed consolidated statements of operations.

Redemption of warrants for cash when the price per Class A common stock price equals or exceeds $18.00:

Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Warrants):

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the last reported sale price (the “closing price”) of Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemption of warrants for Class A common stock when the price per share of Class A common stock equals or exceeds $10.00:

Once the warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;
●	at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A common stock;
●	if, and only if, the closing price of Class A common stock equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and
●	if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of Class A common stock for the above purpose shall mean the volume weighted average price of our Class A common stock during the ten trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 Class A common stock per warrant (subject to adjustment).

The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of stockholders’ equity for the nine months ended September 30, 2022:

Cash proceeds from Arclight, net of redemptions	$17,775
Cash proceeds from PIPE investors	110,806
Cash in escrow account for the Forward Purchase Agreement	20,040
Less: transaction costs and under writing fees paid (1)	(9,771)
Cash acquired from Business Combination	138,850
Less: warrant liabilities	(13,524)
Less: earnout liabilities	(45,900)
Less: put option with Meteora	(4,600)
Less: Deferred financing costs recorded in additional paid-in-capital (2)	(6,569)
Net cash from Business Combination recorded in Stockholders’ equity	$68,257

(1)	Includes $8,041 of Sponsor specific transaction costs paid at closing.

(2)	Excludes $1,730 of transaction costs paid at closing and recorded on OPAL Fuels’ condensed consolidated balance sheet prior to closing.

The total number of shares of the Company’s Class A common stock outstanding immediately following the closing of the Business Combination was 25,671,390, consisting of the following:

Shares
Class A - Public stockholders	1,752,181
Class A - Sponsor shares (1)	7,779,076
Class A - PIPE investors	11,080,600
Class A - Forward Purchase Agreement	2,000,000
Class A - Ares	3,059,533
25,671,390
Class D - Opal Fuels equity holders	144,399,037
Total shares issued upon closing of Business Combination	170,070,427

(1)	Includes 763,908 Sponsor Earnout Awards subject to vesting and forfeiture conditions.

The Company incurred $8,299 in transaction costs relating to the Business Combination which were recorded as an offset to additional paid-in capital in the condensed consolidated Statements of Changes in Redeemable preferred units and Stockholders’ equity.